NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of accounts receivable and contract liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts Receivable	$ 743,725	$ 223,275	$ 53,000	$ 0
Contract liabilities	$ 259,225	$ 173,050	$ 35,776	$ 0